Other income (expenses), net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other income (expenses), net

23.Other income (expenses), net

	December 31, 2020	December 31, 2019	December 31, 2018
Settlement of disputes in the renewal process(i)	278,496	—	—
Tax credits	132,399	165,398	199,027
Gain (loss) on disposal of non-current assets and intangibles	30,610	(35,274)	(956)
Reimbursement of natural gas loss in the process(ii)	26,945	—	—
Gain on compensation claims	—	50,284	—
Indemnity	—	—	726,000
Net effect of legal proceedings	(32,704)	(105,153)	(115,383)
Depreciation of right-of-use	(100,593)	(40,545)	—
Disposal of credit rights(iii)	(68,311)	410,000	—
Loss on impairment (Note 12.2)	(143,984)	—	(72,448)
Other	54,011	(40,024)	11,042
	176,869	404,686	747,282

(i)

R$ 348,319 with a positive effect related to the reversal of lease liabilities in litigation registered in May (Note 14); and R$ 69,823 of negative effect recorded in January due to administrative and judicial disputes involving the Granting Authority and Rumo Malha Paulista, whose discussion the Company gave up as a prerequisite for the conclusion of the process of early renewal of the concession, one of the requirements imposed by TCU.

(ii)	Reimbursement of expenses on regulatory losses pursuant to ARSESP Resolution No. 977.
(iii)	On September 19, 2019, Cosan S.A. entered into a definitive agreement with Jus Capital Gestão de Recursos Ltda. for the purchase and sale of credit rights arising from severance claims filed against the Brazilian federal government, which was required to pay compensation for material damages resulting from the fixing of sugar and alcohol prices below their cost of production. The total amount involved amounts to R$410,000 plus additional payments applicable to 95% of the difference between the net amount received in connection with Brazilian federal government credit rights for assignment, net of return of assignees on a basis of R$410,000, resulting from (i) indemnity claims, applied to the condemnation of the Brazilian federal government due to the fixing of prices of sugar and alcohol below their cost of production; and (ii) additional payments related to the assignment of credit rights executed on December 21, 2017 and the application of 95% of the net difference received by the Brazilian federal government credit rights for assignment, net of return of assignees.